ACQUISITION OF BUSINESSES - Purchase Price Allocation (Details) - USD ($) $ in Millions	Jun. 30, 2023	May 02, 2023	Dec. 31, 2022
Fair value of assets and liabilities acquired
Goodwill	$ 12,393		$ 8,789
Aggregated individually immaterial business combinations
Consideration transferred
Cash	1,249		123
Business combinations, equity consideration			21
Contingent consideration			17
Total consideration	1,249		161
Fair value of assets and liabilities acquired
Cash and cash equivalents recognised as of acquisition date	205		6
Account receivable recognised as of acquisition date	827		24
Property, plant and equipment recognised as of acquisition date	118		161
Identifiable intangible assets recognised as of acquisition date	2,921		302
Goodwill	3,271		278
Trade and other payables recognised as of acquisition date	(797)		(54)
Borrowings recognised as of acquisition date	(1,006)		(51)
Deferred tax liabilities recognised as of acquisition date	(635)		(18)
Net identifiable assets acquired (liabilities assumed), before non-controlling interests	4,904		648
Non-controlling interest	(3,655)		(487)
Identifiable assets acquired (liabilities assumed)	$ 1,249		$ 161
Brazilian electricity transmission operation
Consideration transferred
Cash		$ 35
Business combinations, equity consideration		35
Total consideration		70
Fair value of assets and liabilities acquired
Cash and cash equivalents recognised as of acquisition date		36
Account receivable recognised as of acquisition date		9
Identifiable intangible assets recognised as of acquisition date		477
Goodwill		25
Trade and other payables recognised as of acquisition date		(44)
Borrowings recognised as of acquisition date		(192)
Deferred tax liabilities recognised as of acquisition date		(83)
Net identifiable assets acquired (liabilities assumed), before non-controlling interests		228
Non-controlling interest		(158)
Identifiable assets acquired (liabilities assumed)		$ 70